Other assets and other liabilities	12 Months Ended
Dec. 31, 2021
Other assets and other liabilities
23 Other assets and other liabilities
end of	2021	2020
Other assets (CHF million)
Cash collateral on derivative instruments	7,659	7,741
Cash collateral on non-derivative transactions	395	635
Derivative instruments used for hedging	212	131
Assets held-for-sale	8,020	7,077
of which loans [1]	7,924	7,046
allowance for loans held-for-sale	(44)	(48)
of which real estate [2]	94	27
of which long-lived assets	2	4
Premises and equipment and right-of-use assets	7,305	7,376
Assets held for separate accounts	98	102
Interest and fees receivable	2,884	4,255
Deferred tax assets	3,707	3,667
Prepaid expenses	509	448
of which cloud computing arrangement implementation costs	52	38
Failed purchases	1,307	1,451
Defined benefit pension and post-retirement plan assets	4,215	2,872
Other	4,920	3,882
Other assets	41,231	39,637
1 Included as of December 31, 2021 and 2020 were CHF 391 million and CHF 262 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of December 31, 2021 and 2020, real estate held-for-sale included foreclosed or repossessed real estate of CHF 8 million and CHF 8 million, respectively, of which CHF 8 million and CHF 8 million, respectively, were related to residential real estate.

end of	2021	2020
Other liabilities (CHF million)
Cash collateral on derivative instruments	5,533	7,831
Cash collateral on non-derivative transactions	528	174
Derivative instruments used for hedging	10	45
Operating leases liabilities	2,591	2,759
Provisions	1,925	2,080
of which expected credit losses on off-balance sheet credit exposure	257	311
Restructuring liabilities	19	52
Liabilities held for separate accounts	98	102
Interest and fees payable	3,969	4,297
Current tax liabilities	685	555
Deferred tax liabilities	754	530
Failed sales	1,736	1,120
Defined benefit pension and post-retirement plan liabilities	353	410
Other	4,443	11,479
Other liabilities	22,644	31,434
Premises, equipment and right-of-use assets
end of	2021	2020
Premises and equipment (CHF million)
Buildings and improvements	1,107	1,425
Land	241	291
Leasehold improvements	1,722	1,775
Software	8,146	7,038
Equipment	1,806	1,874
Premises and equipment	13,022	12,403
Accumulated depreciation	(8,129)	(7,627)
Total premises and equipment, net	4,893	4,776
Right-of-use assets (CHF million)
Right-of-use assets-operating leases	2,412	2,600
Total premises and equipment and right-of-use assets	7,305	7,376
Depreciation, amortization and impairment
end of	2021	2020	2019
CHF million
Depreciation on premises and equipment	1,020	964	939
Impairment on premises and equipment	21	10	3
Amortization and impairment on right-of-use assets	361	331	324
> Refer to “Note 24 – Leases” for further information on right-of-use assets.

Bank
Other assets and other liabilities
22 Other assets and other liabilities
end of	2021	2020
Other assets (CHF million)
Cash collateral on derivative instruments	7,659	7,741
Cash collateral on non-derivative transactions	395	635
Derivative instruments used for hedging	212	131
Assets held-for-sale	8,020	7,077
of which loans [1]	7,924	7,046
allowance for loans held-for-sale	(44)	(48)
of which real estate [2]	94	27
of which long-lived assets	2	4
Premises, equipment and right-of-use assets	6,140	6,213
Assets held for separate accounts	98	102
Interest and fees receivable	2,934	4,397
Deferred tax assets	3,666	3,630
Prepaid expenses	394	367
of which cloud computing arrangement implementation costs	46	32
Failed purchases	1,307	1,451
Defined benefit pension and post-retirement plan assets	974	975
Other	4,916	3,855
Other assets	36,715	36,574
1 Included as of the end of 2021 and 2020 were CHF 391 million and CHF 262 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 2021 and 2020, real estate held-for-sale included foreclosed or repossessed real estate of CHF 8 million and CHF 8 million, respectively, of which CHF 8 million and CHF 8 million, respectively, were related to residential real estate.

end of	2021	2020
Other liabilities (CHF million)
Cash collateral on derivative instruments	5,533	7,831
Cash collateral on non-derivative transactions	528	174
Derivative instruments used for hedging	10	45
Operating leases liabilities	1,861	1,981
Provisions	1,912	2,067
of which expected credit losses on off-balance sheet credit exposures	257	311
Restructuring liabilities	19	49
Liabilities held for separate accounts	98	102
Interest and fees payable	3,930	4,397
Current tax liabilities	671	542
Deferred tax liabilities	122	157
Failed sales	1,736	1,120
Defined benefit pension and post-retirement plan liabilities	343	403
Other	4,546	11,472
Other liabilities	21,309	30,340
Premises, equipment and right-of-use assets
end of	2021	2020
Premises and equipment (CHF million)
Buildings and improvements	1,084	1,403
Land	241	291
Leasehold improvements	1,578	1,634
Software	7,660	6,663
Equipment	1,004	1,128
Premises and equipment	11,567	11,119
Accumulated depreciation	(7,143)	(6,761)
Total premises and equipment, net	4,424	4,358
Right-of-use assets (CHF million)
Operating leases	1,716	1,855
Right-of-use assets	1,716	1,855
Total premises, equipment and right-of-use assets	6,140	6,213
Depreciation, amortization and impairment
end of	2021	2020	2019
CHF million
Depreciation on premises and equipment	903	860	844
Impairment on premises and equipment	20	10	3
Amortization and impairment on right-of-use assets	313	284	279
> Refer to “Note 23 – Leases” for further information on right-of-use assets.